USD ($)

Fund Summaries
Goal

Putnam Retirement Advantage 2065 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 90 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

2          Prospectus

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2065 Fund	Class A 2065		Class C 2065		Class R 2065	Class R3 2065	Class R4 2065	Class R5 2065	Class R6 2065	Class Y 2065
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2023
Annual Fund Operating Expenses - Putnam Retirement Advantage 2065 Fund		Class A 2065	Class C 2065	Class R 2065	Class R3 2065	Class R4 2065	Class R5 2065	Class R6 2065	Class Y 2065
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	109.95%	109.95%	110.10%	110.10%	110.10%	109.95%	109.85%	109.95%
Acquired Fund Fees and Expenses		0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Expenses (as a percentage of Assets)		111.27%	112.02%	111.67%	111.42%	111.17%	111.02%	110.92%	111.02%
Fee Waiver or Reimbursement	[2]	(110.47%)	(110.47%)	(110.47%)	(110.47%)	(110.47%)	(110.47%)	(110.47%)	(110.47%)
Net Expenses (as a percentage of Assets)		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Amounts shown are estimates for the current fiscal year.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Prospectus          3

Expense Example - Putnam Retirement Advantage 2065 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A 2065	652	816
Class C 2065	258	490	158	490
Class R 2065	122	381
Class R3 2065	97	303
Class R4 2065	72	224
Class R5 2065	56	176
Class R6 2065	46	144
Class Y 2065	56	176

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2065 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the fund’s and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) will adjust these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s projected approximate allocations to each asset class and underlying fund as of December 31, 2020 and December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020.

The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how the fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065 (your fund)	2060	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	78.0%	78.0%	59.5%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	78.0%	74.2%	54.0%	28.8%	6.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
	2021	21.5%	25.3%	45.5%	70.7%	91.7%	78.8%	31.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.3%	16.4%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	18.4%	65.2%	71.6%	12.5%	0.0%
Putnam Dynamic Asset Allocation Conserva-tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	59.2%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	15.8%	54.2%	0.0%
Putnam Short Term Investment Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.4%	4.8%	0.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	4.5%	4.2%	0.0%
Putnam Income Strategies Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.6%	100.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	8.1%	29.1%	100.0%
Equity**	2020	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.0%
	2021	95.2%	94.4%	90.4%	85.4%	80.2%	74.1%	63.9%	49.7%	31.0%	25.0%
Fixed Income**	2020	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	75.0%
	2021	4.8%	5.6%	9.6%	14.6%	19.8%	25.9%	36.1%	50.3%	69.0%	75.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 65, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes (although, in the case of Putnam Short-Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Goal

Putnam Retirement Advantage 2060 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 90 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2060 Fund	Class A 2060		Class C 2060		Class R 2060	Class R3 2060	Class R4 2060	Class R5 2060	Class R6 2060	Class Y 2060
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2023
Annual Fund Operating Expenses - Putnam Retirement Advantage 2060 Fund		Class A 2060		Class C 2060		Class R 2060		Class R3 2060		Class R4 2060		Class R5 2060		Class R6 2060		Class Y 2060
Management Fees (as a percentage of Assets)		0.44%		0.44%		0.44%		0.44%		0.44%		0.44%		0.44%		0.44%
Distribution and Service (12b-1) Fees		0.25%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		58.02%	[1]	58.02%	[1]	58.17%	[1]	58.17%	[1]	58.17%	[1]	58.02%	[1]	57.92%	[2]	58.02%	[1]
Acquired Fund Fees and Expenses		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%
Expenses (as a percentage of Assets)		59.33%		60.08%		59.73%		59.48%		59.23%		59.08%		58.98%		59.08%
Fee Waiver or Reimbursement	[3]	(58.53%)		(58.53%)		(58.53%)		(58.53%)		(58.53%)		(58.53%)		(58.53%)		(58.53%)
Net Expenses (as a percentage of Assets)		0.80%		1.55%		1.20%		0.95%		0.70%		0.55%		0.45%		0.55%
[1]	Other expenses are based on expenses of class R6 shares for the fund's last fiscal period, restated and annualized to reflect a full year of expenses and adjusted to reflect the higher investor servicing fees applicable to each other class of shares.
[2]	Other expenses shown have been restated and annualized to reflect a full year of expenses.
[3]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2060 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2060	652	816					7,528	9,262
Class C 2060	258	490	158	490	7,474	9,208	7,474	9,208
Class R 2060	122	381					7,430	9,212
Class R3 2060	97	303					7,397	9,215
Class R4 2060	72	224					7,364	9,218
Class R5 2060	56	176					7,344	9,220
Class R6 2060	46	144					7,330	9,221
Class Y 2060	56	176					7,344	9,220

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from December 31, 2020 (commencement of operations) through August 31, 2020 was 3%.

3.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2060 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060 (your fund)	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	78.0%	78.0%	59.5%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	78.0%	74.2%	54.0%	28.8%	6.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
	2021	21.5%	25.3%	45.5%	70.7%	91.7%	78.8%	31.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.3%	16.4%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	18.4%	65.2%	71.6%	12.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	59.2%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	15.8%	54.2%	0.0%
Putnam Short Term Investment Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.4%	4.8%	0.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	4.5%	4.2%	0.0%
Putnam Income Strategies Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.6%	100.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	8.1%	29.1%	100.0%
Equity**	2020	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.0%
	2021	95.2%	94.4%	90.4%	85.4%	80.2%	74.1%	63.9%	49.7%	31.0%	25.0%
Fixed Income**	2020	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	75.0%
	2021	4.8%	5.6%	9.6%	14.6%	19.8%	25.9%	36.1%	50.3%	69.0%	75.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 65, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes (although, in the case of Putnam Short-Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Goal

Putnam Retirement Advantage 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 90 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2055 Fund	Class A 2055		Class C 2055		Class R 2055	Class R3 2055	Class R4 2055	Class R5 2055	Class R6 2055	Class Y 2055
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2023
Annual Fund Operating Expenses - Putnam Retirement Advantage 2055 Fund		Class A 2055		Class C 2055		Class R 2055		Class R3 2055		Class R4 2055		Class R5 2055		Class R6 2055		Class Y 2055
Management Fees (as a percentage of Assets)		0.43%		0.43%		0.43%		0.43%		0.43%		0.43%		0.43%		0.43%
Distribution and Service (12b-1) Fees		0.25%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		15.36%	[1]	15.36%	[1]	15.51%	[1]	15.51%	[1]	15.51%	[1]	15.36%	[1]	15.26%	[2]	15.36%	[1]
Acquired Fund Fees and Expenses		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%
Expenses (as a percentage of Assets)		16.67%		17.42%		17.07%		16.82%		16.57%		16.42%		16.32%		16.42%
Fee Waiver or Reimbursement	[3]	(15.87%)		(15.87%)		(15.87%)		(15.87%)		(15.87%)		(15.87%)		(15.87%)		(15.87%)
Net Expenses (as a percentage of Assets)		0.80%		1.55%		1.20%		0.95%		0.70%		0.55%		0.45%		0.55%
[1]	Other expenses are based on expenses of class R6 shares for the fund's last fiscal period, restated and annualized to reflect a full year of expenses and adjusted to reflect the higher investor servicing fees applicable to each other class of shares.
[2]	Other expenses shown have been restated and annualized to reflect a full year of expenses.
[3]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2055 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2055	652	816					3,968	9,142
Class C 2055	258	490	158	490	3,883	9,297	3,883	9,297
Class R 2055	122	381					3,752	9,203
Class R3 2055	97	303					3,658	9,133
Class R4 2055	72	224					3,562	9,060
Class R5 2055	56	176					3,503	9,015
Class R6 2055	46	144					3,464	8,984
Class Y 2055	56	176					3,503	9,015

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from December 31, 2020 (commencement of operations) through August 31, 2020 was 23%.

Prospectus          17

23.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055 (your fund)	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	78.0%	78.0%	59.5%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	78.0%	74.2%	54.0%	28.8%	6.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
	2021	21.5%	25.3%	45.5%	70.7%	91.7%	78.8%	31.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.3%	16.4%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	18.4%	65.2%	71.6%	12.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	59.2%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	15.8%	54.2%	0.0%
Putnam Short Term Investment Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.4%	4.8%	0.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	4.5%	4.2%	0.0%
Putnam Income Strategies Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.6%	100.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	8.1%	29.1%	100.0%
Equity**	2020	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.0%
	2021	95.2%	94.4%	90.4%	85.4%	80.2%	74.1%	63.9%	49.7%	31.0%	25.0%
Fixed Income**	2020	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	75.0%
	2021	4.8%	5.6%	9.6%	14.6%	19.8%	25.9%	36.1%	50.3%	69.0%	75.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 65, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time. The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes (although, in the case of Putnam Short-Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

$ 158
490
2,975
$ 7,806

Goal

Putnam Retirement Advantage 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 90 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2050 Fund	Class A 2050		Class C 2050		Class R 2050	Class R3 2050	Class R4 2050	Class R5 2050	Class R6 2050	Class Y 2050
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Retirement Advantage 2050 Fund		Class A 2050		Class C 2050		Class R 2050		Class R3 2050		Class R4 2050		Class R5 2050		Class R6 2050		Class Y 2050
Management Fees (as a percentage of Assets)		0.42%		0.42%		0.42%		0.42%		0.42%		0.42%		0.42%		0.42%
Distribution and Service (12b-1) Fees		0.25%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		10.01%	[1]	10.01%	[1]	10.16%	[1]	10.16%	[1]	10.16%	[1]	10.01%	[1]	9.91%	[2]	10.01%	[1]
Acquired Fund Fees and Expenses		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%
Expenses (as a percentage of Assets)		11.31%		12.06%		11.71%		11.46%		11.21%		11.06%		10.96%		11.06%
Fee Waiver or Reimbursement	[3]	(10.51%)		(10.51%)		(10.51%)		(10.51%)		(10.51%)		(10.51%)		(10.51%)		(10.51%)
Net Expenses (as a percentage of Assets)		0.80%		1.55%		1.20%		0.95%		0.70%		0.55%		0.45%		0.55%
[1]	Other expenses are based on expenses of class R6 shares for the fund's last fiscal period, restated and annualized to reflect a full year of expenses and adjusted to reflect the higher investor servicing fees applicable to each other class of shares.
[2]	Other expenses shown have been restated and annualized to reflect a full year of expenses.
[3]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2050 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2050	652	816					3,078	7,597
Class C 2050	258	490	158	490	2,975	7,806	2,975	7,806
Class R 2050	122	381					2,827	7,644
Class R3 2050	97	303					2,721	7,524
Class R4 2050	72	224					2,612	7,400
Class R5 2050	56	176					2,546	7,324
Class R6 2050	46	144					2,502	7,272
Class Y 2050	56	176					2,546	7,324

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from December 31, 2020 (commencement of operations) through August 31, 2020 was 9%.

24          Prospectus

9.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050 (your fund)	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	78.0%	78.0%	59.5%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	78.0%	74.2%	54.0%	28.8%	6.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
	2021	21.5%	25.3%	45.5%	70.7%	91.7%	78.8%	31.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.3%	16.4%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	18.4%	65.2%	71.6%	12.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	59.2%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	15.8%	54.2%	0.0%
Putnam Short Term Investment Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.4%	4.8%	0.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	4.5%	4.2%	0.0%
Putnam Income Strategies Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.6%	100.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	8.1%	29.1%	100.0%
Equity**	2020	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.0%
	2021	95.2%	94.4%	90.4%	85.4%	80.2%	74.1%	63.9%	49.7%	31.0%	25.0%
Fixed Income**	2020	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	75.0%
	2021	4.8%	5.6%	9.6%	14.6%	19.8%	25.9%	36.1%	50.3%	69.0%	75.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 65, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes (although, in the case of Putnam Short-Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Goal

Putnam Retirement Advantage 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 90 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2045 Fund	Class A 2045		Class C 2045		Class R 2045	Class R3 2045	Class R4 2045	Class R5 2045	Class R6 2045	Class Y 2045
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2023
Annual Fund Operating Expenses - Putnam Retirement Advantage 2045 Fund	Class A 2045		Class C 2045		Class R 2045		Class R3 2045		Class R4 2045		Class R5 2045		Class R6 2045		Class Y 2045
Management Fees (as a percentage of Assets)	0.41%		0.41%		0.41%		0.41%		0.41%		0.41%		0.41%		0.41%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):	5.66%	[1]	5.66%	[1]	5.81%	[1]	5.81%	[1]	5.81%	[1]	5.66%	[1]	5.56%	[2]	5.66%	[1]
Acquired Fund Fees and Expenses	0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%
Expenses (as a percentage of Assets)	6.95%		7.70%		7.35%		7.10%		6.85%		6.70%		6.60%		6.70%
Fee Waiver or Reimbursement	(6.15%)		(6.15%)		(6.15%)		(6.15%)		(6.15%)		(6.15%)		(6.15%)		(6.15%)
Net Expenses (as a percentage of Assets)	0.80%		1.55%		1.20%		0.95%		0.70%		0.55%		0.45%		0.55%
[1]	Other expenses are based on expenses of class R6 shares for the fund's last fiscal period, restated and annualized to reflect a full year of expenses and adjusted to reflect the higher investor servicing fees applicable to each other class of shares.
[2]	Other expenses shown have been restated and annualized to reflect a full year of expenses.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2045 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2045	652	816					2,269	5,662
Class C 2045	258	490	158	490	2,149	5,920	2,149	5,920
Class R 2045	122	381					1,987	5,682
Class R3 2045	97	303					1,869	5,506
Class R4 2045	72	224					1,750	5,324
Class R5 2045	56	176					1,677	5,213
Class R6 2045	46	144					1,629	5,137
Class Y 2045	56	176					1,677	5,213

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from December 31, 2020 (commencement of operations) through August 31, 2020 was 14%.

Prospectus          31

14.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045 (your fund)	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	78.0%	78.0%	59.5%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	78.0%	74.2%	54.0%	28.8%	6.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
	2021	21.5%	25.3%	45.5%	70.7%	91.7%	78.8%	31.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.3%	16.4%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	18.4%	65.2%	71.6%	12.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	59.2%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	15.8%	54.2%	0.0%
Putnam Short Term Investment Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.4%	4.8%	0.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	4.5%	4.2%	0.0%
Putnam Income Strategies Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.6%	100.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	8.1%	29.1%	100.0%
Equity**	2020	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.0%
	2021	95.2%	94.4%	90.4%	85.4%	80.2%	74.1%	63.9%	49.7%	31.0%	25.0%
Fixed Income**	2020	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	75.0%
	2021	4.8%	5.6%	9.6%	14.6%	19.8%	25.9%	36.1%	50.3%	69.0%	75.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement

Prospectus          33

age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 65, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes (although, in the case of Putnam Short-Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Goal

Putnam Retirement Advantage 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 90 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2040 Fund	Class A 2040		Class C 2040		Class R 2040	Class R3 2040	Class R4 2040	Class R5 2040	Class R6 2040	Class Y 2040
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2023
Annual Fund Operating Expenses - Putnam Retirement Advantage 2040 Fund		Class A 2040		Class C 2040		Class R 2040		Class R3 2040		Class R4 2040		Class R5 2040		Class R6 2040		Class Y 2040
Management Fees (as a percentage of Assets)		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%
Distribution and Service (12b-1) Fees		0.25%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		5.65%	[1]	5.65%	[1]	5.80%	[1]	5.80%	[1]	5.80%	[1]	5.65%	[1]	5.55%	[2]	5.65%	[1]
Acquired Fund Fees and Expenses		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%
Expenses (as a percentage of Assets)		6.91%		7.66%		7.31%		7.06%		6.81%		6.66%		6.56%		6.66%
Fee Waiver or Reimbursement	[3]	(6.11%)		(6.11%)		(6.11%)		(6.11%)		(6.11%)		(6.11%)		(6.11%)		(6.11%)
Net Expenses (as a percentage of Assets)		0.80%		1.55%		1.20%		0.95%		0.70%		0.55%		0.45%		0.55%
[1]	Other expenses are based on expenses of class R6 shares for the fund's last fiscal period, restated and annualized to reflect a full year of expenses and adjusted to reflect the higher investor servicing fees applicable to each other class of shares.
[2]	Other expenses shown have been restated and annualized to reflect a full year of expenses.
[3]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2040 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2040	652	816					2,261	5,641
Class C 2040	258	490	158	490	2,141	5,900	2,141	5,900
Class R 2040	122	381					1,978	5,660
Class R3 2040	97	303					1,861	5,483
Class R4 2040	72	224					1,741	5,301
Class R5 2040	56	176					1,669	5,189
Class R6 2040	46	144					1,621	5,114
Class Y 2040	56	176					1,669	5,189

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from December 31, 2020 (commencement of operations) through August 31, 2020 was 32%.

38          Prospectus

32.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040 (your fund)	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	78.0%	78.0%	59.5%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	78.0%	74.2%	54.0%	28.8%	6.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
	2021	21.5%	25.3%	45.5%	70.7%	91.7%	78.8%	31.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.3%	16.4%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	18.4%	65.2%	71.6%	12.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	59.2%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	15.8%	54.2%	0.0%
Putnam Short Term Investment Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.4%	4.8%	0.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	4.5%	4.2%	0.0%
Putnam Income Strategies Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.6%	100.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	8.1%	29.1%	100.0%
Equity**	2020	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.0%
	2021	95.2%	94.4%	90.4%	85.4%	80.2%	74.1%	63.9%	49.7%	31.0%	25.0%
Fixed Income**	2020	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	75.0%
	2021	4.8%	5.6%	9.6%	14.6%	19.8%	25.9%	36.1%	50.3%	69.0%	75.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement

40          Prospectus

age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 65, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes (although, in the case of Putnam Short-Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Goal

Putnam Retirement Advantage 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 90 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2035 Fund	Class A 2035		Class C 2035		Class R 2035	Class R3 2035	Class R4 2035	Class R5 2035	Class R6 2035	Class Y 2035
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2023
Annual Fund Operating Expenses - Putnam Retirement Advantage 2035 Fund		Class A 2035		Class C 2035		Class R 2035		Class R3 2035		Class R4 2035		Class R5 2035		Class R6 2035		Class Y 2035
Management Fees (as a percentage of Assets)		0.39%		0.39%		0.39%		0.39%		0.39%		0.39%		0.39%		0.39%
Distribution and Service (12b-1) Fees		0.25%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		4.24%	[1]	4.24%	[1]	4.39%	[1]	4.39%	[1]	4.39%	[1]	4.24%	[1]	4.14%	[2]	4.24%	[1]
Acquired Fund Fees and Expenses		0.58%		0.58%		0.58%		0.58%		0.58%		0.58%		0.58%		0.58%
Expenses (as a percentage of Assets)		5.46%		6.21%		5.86%		5.61%		5.36%		5.21%		5.11%		5.21%
Fee Waiver or Reimbursement	[3]	(4.66%)		(4.66%)		(4.66%)		(4.66%)		(4.66%)		(4.66%)		(4.66%)		(4.66%)
Net Expenses (as a percentage of Assets)		0.80%		1.55%		1.20%		0.95%		0.70%		0.55%		0.45%		0.55%
[1]	Other expenses are based on expenses of class R6 shares for the fund's last fiscal period, restated and annualized to reflect a full year of expenses and adjusted to reflect the higher investor servicing fees applicable to each other class of shares.
[2]	Other expenses shown have been restated and annualized to reflect a full year of expenses.
[3]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2035 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2035	652	816					1,975	4,826
Class C 2035	258	490	158	490	1,848	5,103	1,848	5,103
Class R 2035	122	381					1,680	4,833
Class R3 2035	97	303					1,559	4,633
Class R4 2035	72	224					1,436	4,428
Class R5 2035	56	176					1,361	4,302
Class R6 2035	46	144					1,311	4,217
Class Y 2035	56	176					1,361	4,302

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from December 31, 2020 (commencement of operations) through August 31, 2020 was 23%.

Prospectus          45

23.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035 (your fund)	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	78.0%	78.0%	59.5%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	78.0%	74.2%	54.0%	28.8%	6.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
	2021	21.5%	25.3%	45.5%	70.7%	91.7%	78.8%	31.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.3%	16.4%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	18.4%	65.2%	71.6%	12.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	59.2%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	15.8%	54.2%	0.0%
Putnam Short Term Investment Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.4%	4.8%	0.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	4.5%	4.2%	0.0%
Putnam Income Strategies Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.6%	100.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	8.1%	29.1%	100.0%
Equity**	2020	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.0%
	2021	95.2%	94.4%	90.4%	85.4%	80.2%	74.1%	63.9%	49.7%	31.0%	25.0%
Fixed Income**	2020	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	75.0%
	2021	4.8%	5.6%	9.6%	14.6%	19.8%	25.9%	36.1%	50.3%	69.0%	75.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 65, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Prospectus          49

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes (although, in the case of Putnam Short-Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Goal

Putnam Retirement Advantage 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 90 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2030 Fund	Class A 2030		Class C 2030		Class R 2030	Class R3 2030	Class R4 2030	Class R5 2030	Class R6 2030	Class Y 2030
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2023
Annual Fund Operating Expenses - Putnam Retirement Advantage 2030 Fund		Class A 2030		Class C 2030		Class R 2030		Class R3 2030		Class R4 2030		Class R5 2030		Class R6 2030		Class Y 2030
Management Fees (as a percentage of Assets)		0.38%		0.38%		0.38%		0.38%		0.38%		0.38%		0.38%		0.38%
Distribution and Service (12b-1) Fees		0.25%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		4.59%	[1]	4.59%	[1]	4.74%	[1]	4.74%	[1]	4.74%	[1]	4.59%	[1]	4.49%	[2]	4.59%	[1]
Acquired Fund Fees and Expenses		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%
Expenses (as a percentage of Assets)		5.75%		6.50%		6.15%		5.90%		5.65%		5.50%		5.40%		5.50%
Fee Waiver or Reimbursement	[3]	(4.95%)		(4.95%)		(4.95%)		(4.95%)		(4.95%)		(4.95%)		(4.95%)		(4.95%)
Net Expenses (as a percentage of Assets)		0.80%		1.55%		1.20%		0.95%		0.70%		0.55%		0.45%		0.55%
[1]	Other expenses are based on expenses of class R6 shares for the fund's last fiscal period, restated and annualized to reflect a full year of expenses and adjusted to reflect the higher investor servicing fees applicable to each other class of shares.
[2]	Other expenses shown have been restated and annualized to reflect a full year of expenses.
[3]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2030 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	[custom:ExpenseExampleNoRedemptionYear04]	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2030	652	816					2,033	4,997
Class C 2030	258	490	158	490	1,907	5,270	1,907	5,270
Class R 2030	122	381					1,741	5,006
Class R3 2030	97	303					1,620	4,811
Class R4 2030	72	224					1,498	4,610
Class R5 2030	56	176					1,424	4,487
Class R6 2030	46	144					1,374	4,404
Class Y 2030	56	176					1,424	4,487

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from December 31, 2020 (commencement of operations) through August 31, 2020 was 20%.

52          Prospectus

20.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030 (your fund)	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	78.0%	78.0%	59.5%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	78.0%	74.2%	54.0%	28.8%	6.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
	2021	21.5%	25.3%	45.5%	70.7%	91.7%	78.8%	31.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.3%	16.4%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	18.4%	65.2%	71.6%	12.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	59.2%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	15.8%	54.2%	0.0%
Putnam Short Term Investment Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.4%	4.8%	0.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	4.5%	4.2%	0.0%
Putnam Income Strategies Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.6%	100.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	8.1%	29.1%	100.0%
Equity**	2020	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.0%
	2021	95.2%	94.4%	90.4%	85.4%	80.2%	74.1%	63.9%	49.7%	31.0%	25.0%
Fixed Income**	2020	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	75.0%
	2021	4.8%	5.6%	9.6%	14.6%	19.8%	25.9%	36.1%	50.3%	69.0%	75.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 65, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes (although, in the case of Putnam Short-Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Goal

Putnam Retirement Advantage 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 90 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage 2025 Fund	Class A 2025		Class C 2025		Class R 2025	Class R3 2025	Class R4 2025	Class R5 2025	Class R6 2025	Class Y 2025
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2023
Annual Fund Operating Expenses - Putnam Retirement Advantage 2025 Fund		Class A 2025		Class C 2025		Class R 2025		Class R3 2025		Class R4 2025		Class R5 2025		Class R6 2025		Class Y 2025
Management Fees (as a percentage of Assets)		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%
Distribution and Service (12b-1) Fees		0.25%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		4.82%	[1]	4.82%	[1]	4.97%	[1]	4.97%	[1]	4.97%	[1]	4.82%	[1]	4.72%	[2]	4.82%	[1]
Acquired Fund Fees and Expenses		0.46%		0.46%		0.46%		0.46%		0.46%		0.46%		0.46%		0.46%
Expenses (as a percentage of Assets)		5.90%		6.65%		6.30%		6.05%		5.80%		5.65%		5.55%		5.65%
Fee Waiver or Reimbursement	[3]	(5.10%)		(5.10%)		(5.10%)		(5.10%)		(5.10%)		(5.10%)		(5.10%)		(5.10%)
Net Expenses (as a percentage of Assets)		0.80%		1.55%		1.20%		0.95%		0.70%		0.55%		0.45%		0.55%
[1]	Other expenses are based on expenses of class R6 shares for the fund's last fiscal period, restated and annualized to reflect a full year of expenses and adjusted to reflect the higher investor servicing fees applicable to each other class of shares.
[2]	Other expenses shown have been restated and annualized to reflect a full year of expenses.
[3]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage 2025 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2025	652	816					2,063	5,083
Class C 2025	258	490	158	490	1,938	5,354	1,938	5,354
Class R 2025	122	381					1,772	5,094
Class R3 2025	97	303					1,651	4,901
Class R4 2025	72	224					1,530	4,703
Class R5 2025	56	176					1,456	4,582
Class R6 2025	46	144					1,406	4,500
Class Y 2025	56	176					1,456	4,582

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from December 31, 2020 (commencement of operations) through August 31, 2020 was 26%.

Prospectus          59

26.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030	2025 (your fund)	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	78.0%	78.0%	59.5%	34.0%	11.2%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	78.0%	74.2%	54.0%	28.8%	6.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	21.5%	21.5%	40.5%	65.5%	87.5%	88.4%	42.5%	0.0%	0.0%	0.0%
	2021	21.5%	25.3%	45.5%	70.7%	91.7%	78.8%	31.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	8.8%	54.0%	85.3%	16.4%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	18.4%	65.2%	71.6%	12.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	59.2%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	15.8%	54.2%	0.0%
Putnam Short Term Investment Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.4%	4.8%	0.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	4.5%	4.2%	0.0%
Putnam Income Strategies Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.2%	19.6%	100.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	8.1%	29.1%	100.0%
Equity**	2020	95.2%	95.2%	91.4%	86.4%	81.2%	76.0%	66.4%	54.0%	32.5%	25.0%
	2021	95.2%	94.4%	90.4%	85.4%	80.2%	74.1%	63.9%	49.7%	31.0%	25.0%
Fixed Income**	2020	4.8%	4.8%	8.6%	13.6%	18.8%	24.0%	33.6%	46.0%	67.5%	75.0%
	2021	4.8%	5.6%	9.6%	14.6%	19.8%	25.9%	36.1%	50.3%	69.0%	75.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the fund’s and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 65, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Putnam Dynamic Asset Allocation Equity Fund and Putnam Short Term Investment Fund may use, and each other underlying fund typically uses to a significant extent, derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes (although, in the case of Putnam Short-Term Investment Fund, they do not represent a primary focus of the fund). Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Goal
Putnam Retirement Advantage Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 90 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds
$ 100,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Retirement Advantage Maturity Fund	Class A Maturity		Class C Maturity		Class R Maturity	Class R3 Maturity	Class R4 Maturity	Class R5 Maturity	Class R6 Maturity	Class Y Maturity
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2023.
Annual Fund Operating Expenses - Putnam Retirement Advantage Maturity Fund		Class A Maturity		Class C Maturity		Class R Maturity		Class R3 Maturity		Class R4 Maturity		Class R5 Maturity		Class R6 Maturity		Class Y Maturity
Management Fees (as a percentage of Assets)		0.36%		0.36%		0.36%		0.36%		0.36%		0.36%		0.36%		0.36%
Distribution and Service (12b-1) Fees		0.25%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		20.11%	[1]	20.11%	[1]	20.26%	[1]	20.26%	[1]	20.26%	[1]	20.11%	[1]	20.01%	[2]	20.11%	[1]
Acquired Fund Fees and Expenses		0.20%		0.20%		0.20%		0.20%		0.20%		0.20%		0.20%		0.20%
Expenses (as a percentage of Assets)		20.92%		21.67%		21.32%		21.07%		20.82%		20.67%		20.57%		20.67%
Fee Waiver or Reimbursement	[3]	(20.12%)		(20.12%)		(20.12%)		(20.12%)		(20.12%)		(20.12%)		(20.12%)		(20.12%)
Net Expenses (as a percentage of Assets)		0.80%		1.55%		1.20%		0.95%		0.70%		0.55%		0.45%		0.55%
[1]	Other expenses are based on expenses of class R6 shares for the fund's last fiscal period, restated and annualized to reflect a full year of expenses and adjusted to reflect the higher investor servicing fees applicable to each other class of shares.
[2]	Other expenses shown have been restated and annualized to reflect a full year of expenses.
[3]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Retirement Advantage Maturity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Maturity	478	645					4,495	9,879
Class C Maturity	258	490	158	490	4,521	10,001	4,521	10,001
Class R Maturity	122	381					4,403	9,944
Class R3 Maturity	97	303					4,318	9,901
Class R4 Maturity	72	224					4,231	9,856
Class R5 Maturity	56	176					4,178	9,828
Class R6 Maturity	46	144					4,142	9,809
Class Y Maturity	56	176					4,178	9,828

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from December 31, 2020 (commencement of operations) through August 31, 2020 was 6%.

6.00%
Investments, risks, and performance

Investments

The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes. The fund invests all assets in Putnam Income Strategies Portfolio (“Income Strategies Portfolio”), another Putnam mutual fund, which invests mainly in fixed-income investments and, to a lesser extent, in equity securities.

The following table presents your fund’s approximate allocations to each asset class (through its investments in Income Strategies Portfolio) as of June 30, 2020, which are not expected to change over time.

Asset class
Equity*	25.0%
Fixed Income*	75.0%
*	Equity and fixed income allocations are hypothetical estimates based on Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”. The managers of Putnam Income Strategies Portfolio may adjust the fund’s allocations among asset classes from time to time consistent with its investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the fund’s target allocations, and the underlying fund(s) in which it invests, at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will make gradual withdrawals from the fund. The managers of Income Strategies Portfolio will rebalance that fund’s investments towards its target allocations on a quarterly basis. More information about Income Strategies Portfolio is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes (through the fund’s investment in Income Strategies Portfolio) may hurt performance.

The fund invests in, and indirectly bears expenses related to, Income Strategies Portfolio. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of Income Strategies Portfolio, Income Strategies Portfolio may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its investment in Income Strategies Portfolio at an unfavorable time.

The fund also bears the following risks associated with Income Strategies Portfolio:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for Income Strategies Portfolio will produce the intended outcome or that the investments we select for Income Strategies Portfolio will perform as well as other securities that were not selected for Income Strategies Portfolio. We, or Income Strategies Portfolio’s other service providers, may experience disruptions or operating errors that could negatively impact Income Strategies Portfolio. If the quantitative models or data that are used in managing Income Strategies Portfolio prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and Income Strategies Portfolio may realize losses.

Income Strategies Portfolio’s allocation of assets among asset classes may hurt performance. The value of investments in Income Strategies Portfolio’s portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in Income Strategies Portfolio’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of Income Strategies Portfolio’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of Income Strategies Portfolio’s bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Income Strategies Portfolio may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Income Strategies Portfolio typically uses derivatives to a significant extent, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Investing in Income Strategies Portfolio will be riskier to the extent the fund uses derivatives to increase investment exposure. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that Income Strategies Portfolio may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is designed for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial professional in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund also serves as the fund into which each of the Putnam Retirement Advantage Funds will be merged near the end of the target year of the Putnam Retirement Advantage Fund. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

It is important to understand that you can lose money by investing in the fund
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.